Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jan. 22, 2024	Dec. 11, 2023	Nov. 27, 2023	May 03, 2021	Dec. 31, 2023
Subsequent events
Net proceeds					$ 24,575
ADS
Subsequent events
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)				4,047,620
Pre-delivery Shares | ADS
Subsequent events
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)		8,000,000	8,000,000
Pre-delivery Shares | Class A ordinary shares
Subsequent events
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)		120,000,000	120,000,000
Subsequent events | ADS
Subsequent events
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)	2,800,000
Subsequent events | Class A ordinary shares
Subsequent events
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)	42,000,000
Subsequent events | Series A Convertible Preferred Shares Forward Purchase Liabilities
Subsequent events
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)	50,000
Issue price per share	$ 1,000
Net proceeds	$ 49,860
Number of shares converted	45,000